SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL
SHARE CAPITAL

13.    SHARE CAPITAL

The following activity occurred during the year ended December 31, 2023:

●	In relation to the vesting of 3,262 RSUs, 3,169 Equity Shares were issued due to net settlement.
o	137 shares were forfeited during the period.
●	3,798 Exchangeable Shares were issued in connection with the GSD contingent consideration settlement.
●	233 Exchangeable Shares were issued in connection with the Q2 2023 acquisition of Tahoe Hydro.
●	52 Exchangeable Share was exchanged for 52 Equity Shares related to the Q1 2022 acquisition of Levia.
●	354 Exchangeable Shares were exchanged for 354 Equity Shares related to the Q2 2022 acquisition of Herbal Remedies.
●	9 Exchangeable Shares were converted into 9 Equity Shares.
●	66 Equity Shares were issued for consulting services.
●	15 Exchangeable Shares were exchanged for 15 Equity Shares related to the Oasis acquisition.

The following activity occurred during the year ended December 31, 2022:

●	5 Equity Shares repurchased in 2021 were cancelled, and 82 Equity Shares were repurchased and held in the current year.
●	In relation to the vesting of 2,135 RSUs, 1,459 Equity Shares were issued due to net settlement.
o	78 shares were forfeited during the year.
●	33 Equity Shares were issued in connection with options exercised.
●	1,029 Equity Shares were issued in connection with the earn-out provision related to the acquisition of PA Naturals.
●	908 Exchangeable Shares were exchanged for 908 Equity Shares related to the purchase considerations to the CannTech PA, LLC acquisition in 2020
●	329 Exchangeable Shares were issued in connection with the Cultivauna Acquisition.
●	353 Exchangeable Shares were issued in connection with the Herbal Remedies Acquisition
●	76 Equity Shares were issued to a related party for services rendered.
●	1,027 Exchangeable Shares were exchanged for 1,027 Equity Shares related to the Oasis acquisition.
●	71 Exchangeable Shares were converted to Equity Shares.

13.    SHARE CAPITAL (Continued)

Warrants

The average remaining life of Warrants is 0.4 years as of December 31, 2023 (2022: 1.4 years) with an aggregate intrinsic value of $nil in 2023 (2022: $nil). The Warrants have an exercise price of $9.07US. The number of Warrants outstanding as of December 31, 2023 and 2022, were as follows:

		Weighted Average
	Number	Fair Value
Balance as of January 1, 2022	2,874	$1,786
No activity	—	—
Balance as of December 31, 2022	2,874	1,786
No activity	—	—
Balance as of December 31, 2023	2,874	$1,786